Income Taxes (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Income Taxes [Line Items]
Income tax holiday, description		Shanghai Boqii could enjoy a tax holiday of 2-year EIT exemption and subsequently 3-year 12.5% preferential tax rate and the certificate expired in October 2023.	Shanghai Boqii could enjoy a tax holiday of 2-year EIT exemption and subsequently 3-year 12.5% preferential tax rate and the certificate expired in October 2023.
Super deduction for research and development expenses		6.00%	6.00%	1.00%	1.00%	1.00%	1.00%
Research and development expenses	[1]	¥ 55		¥ 363		¥ 547
Tax loss carryforwards		470,000		612,000
Valuation allowances		¥ 119,995		¥ 154,549		¥ 155,255		¥ 166,669
China [Member]
Income Taxes [Line Items]
General income tax rate		25.00%	25.00%
Super Deduction [Member] | China [Member]
Income Taxes [Line Items]
Super deduction for research and development expenses		200.00%	200.00%
Additional Deduction [Member]
Income Taxes [Line Items]
Super deduction for research and development expenses		100.00%	100.00%
Hong Kong entities [Member]
Income Taxes [Line Items]
Income taxes paid (in Dollars) | $			$ 30

[1]	According to the relevant laws and regulations promulgated by the State Administration of Tax of the PRC, from 2013 onwards, enterprises engaging in research and development activities are entitled to claim 200% of their qualified research and development expenses so incurred as tax deductible expenses. The additional deduction of 100% of qualified research and development expenses (the “Super Deduction”) can be directly claimed in the annual EIT filing. For the years end March 31, 2024, 2025 and 2026, the Super Deduction for research and development expenses available to the Company amounted to RMB0.5 million, RMB0.4 million and RMB 0.06 million, respectively.